Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cash and cash equivalents
11. Cash and cash equivalents

	2020	2019
	€	€
Cash and cash equivalents	98,628,871	20,326,372
	98,628,871	20,326,372
The Cash and cash equivalents consist of bank balances and are not subject to any restriction.